Award Timing Disclosure	12 Months Ended
Jun. 30, 2023
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered	Although we typically do not grant share options in most fiscal years, we did grant options to executives and employees on two dates during fiscal year 2023: August 15, 2022 (annual retention awards) and February 15, 2023 (awards for employee promotions). We typically grant equity awards, including options, on the 15th of the applicable month and our processes for annual grants or promotions typically occurs in the middle month of the quarter after we have released earnings for the prior quarter.